Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment, Net (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	$ 47,476	$ 28,879
Less: accumulated depreciation	(20,908)	(12,959)
Property, plant and equipment, net	26,568	15,920
Devices for Rental [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	7,706	7,742
Office Equipment [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	12,657	20,191
Furniture and fixtures [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	4,838	946
Other [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	$ 22,275